Financial assets and liabilities - Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 79	$ 82
FAIR VALUE	81	86
Debt securities and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	22,037	20,525
FAIR VALUE	$ 24,714	$ 24,366